Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 1,556,000	€ 44,192,000	€ 46,289,000
Property and equipment	8,542,000	10,174,000	11,694,000
Non-current financial assets	35,119,000	39,878,000	38,934,000
Other non-current assets	149,000	148,000	147,000
Trade receivables and others - non-current	14,099,000	29,821,000	29,821,000
Deferred tax assets	8,568,000	5,028,000	7,087,000
Total non-current assets	68,033,000	129,241,000	133,972,000
Current assets
Cash and cash equivalents	84,225,000	103,756,000	136,792,000
Short-term investments	17,260,000	16,080,000	14,845,000
Trade receivables and others - current	38,346,000	18,420,000	21,814,000
Total current assets	139,831,000	138,256,000	173,451,000
TOTAL ASSETS	207,863,000	267,496,000	307,423,000
Shareholders' equity
Share capital	4,011,308	3,978,000	3,950,000
Share premium	379,637,000	375,220,000	372,131,000
Retained earnings	(272,213,000)	(219,404,000)	(156,476,000)
Other reserves	819,000	456,000	355,000
Net income (loss)	(58,103,000)	(52,809,000)	(63,984,000)
Total shareholders’ equity	54,151,000	107,440,000	155,976,000
Non-current liabilities
Collaboration liabilities – non-current portion	52,988,000	32,997,000	44,854,000
Financial liabilities – non-current portion	40,149,000	13,503,000	16,945,000
Defined benefit obligations	2,550,000	2,975,000	4,177,000
Deferred revenue – non-current portion	7,921,000	25,413,000	32,674,000
Provisions – non-current portion	198,000	253,000	221,000
Deferred tax liabilities	8,568,000	5,028,000	7,087,000
Total non-current liabilities	112,374,000	80,169,000	105,959,000
Current liabilities
Trade payables and others	20,911,000	28,573,000	29,539,000
Collaboration liabilities – current portion	10,223,000	7,418,000	1,832,000
Financial liabilities – current portion	2,102,000	30,748,000	2,142,000
Deferred revenue – current portion	6,560,000	12,500,000	11,299,000
Provisions – current portion	1,542,000	647,000	676,000
Total current liabilities	41,338,000	79,886,000	45,488,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 207,863,000	€ 267,496,000	€ 307,423,000